COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Open World Ltd. [Member]
Commitments and Contingencies	$ 0	$ 0	$ 0